Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Payables and Accrued Expenses [Abstract]
Government authorities	$ 993	$ 344
Warranty provision	1,741	940
Professional services	693	248
Payment obligation related to acquisition	1,400
Accrued expenses	1,276	1,098
Other payables and accrued expenses	$ 6,103	$ 2,630